Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Current lease liabilities	€ 7,209	€ 7,204	€ 6,401
Non-current lease liabilities	14,692	19,655	23,035
IFRS 16
Lease liabilities
Lease payments	22,517	27,720	30,385
Present value of lease payments	21,901	26,859	29,436
Less future finance charges	616	861	949
Lease liability	21,901	26,859	29,436
Current lease liabilities	7,209	7,204	6,401
Non-current lease liabilities	14,692	19,655	23,035
IFRS 16 | Less than 1 year
Lease liabilities
Lease payments	7,507	7,557	6,772
Present value of lease payments	7,209	7,204	6,401
IFRS 16 | In the second to fifth years inclusive
Lease liabilities
Lease payments	14,401	18,873	20,399
Present value of lease payments	14,100	18,381	19,833
IFRS 16 | More than 5 years
Lease liabilities
Lease payments	609	1,291	3,214
Present value of lease payments	€ 592	€ 1,274	€ 3,201